Organization & Description of Business	1 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Organization & Description of Business

NOTE 1 – Organization & Description of Business

Recombinant Productions, Inc. (“RPI”) was formed on June 15, 2023, as a Nevada corporation. The Company is engaged in the business of developing and acquiring entertainment content and related technologies that span both traditional and new media distribution platforms.

RPI will focus on documentary film and live event projects that have both initial release and long-term catalog opportunities, as well as in-person experiential and merchandising tie-ins.